BORROWINGS - Notes (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Total notes	₽ 183,935	₽ 117,355
Less: current portion	(27,937)	(1,017)
Total notes, non-current	₽ 155,998	116,338
MTS International Notes due 2023 | USD
BORROWINGS
Interest rate	5.00%
Total notes	₽ 27,712	31,090
MTS International Notes due 2020 | USD
BORROWINGS
Interest rate	8.625%
Total notes	₽ 18,616	20,870
MTS PJSC Notes due 2025 (8.00%)
BORROWINGS
Interest rate	8.00%
Total notes	₽ 14,984
MTS PJSC Notes due 2022 (7.70%)
BORROWINGS
Interest rate	7.70%
Total notes	₽ 14,969	14,958
MTS PJSC Notes due 2023
BORROWINGS
Interest rate	6.85%
Total notes	₽ 14,961
MTS PJSC Notes due 2026
BORROWINGS
Interest rate	7.90%
Total notes	₽ 9,998
MTS PJSC Notes due 2022 (9.00%)
BORROWINGS
Interest rate	9.00%
Total notes	₽ 9,995	9,993
MTS PJSC Notes due 2021 (8.85%)
BORROWINGS
Interest rate	8.85%
Total notes	₽ 9,995	9,990
MTS PJSC Notes due 2021 (7.10%)
BORROWINGS
Interest rate	7.10%
Total notes	₽ 9,992	9,988
MTS PJSC Notes due 2025 (7.25%)
BORROWINGS
Interest rate	7.25%
Total notes	₽ 9,988	9,986
MTS PJSC Notes due 2024 (8.70%)
BORROWINGS
Interest rate	8.70%
Total notes	₽ 9,982
MTS PJSC Notes due 2022 (6.45%)
BORROWINGS
Interest rate	6.45%
Total notes	₽ 9,973
MTS PJSC Notes due 2023
BORROWINGS
Interest rate	6.85%
Total notes	₽ 9,351	9,348
MTS PJSC Notes due 2024 (8.60%)
BORROWINGS
Interest rate	8.60%
Total notes	₽ 7,485
MTS PJSC Notes due 2022 (8.40%)
BORROWINGS
Interest rate	8.40%
Total notes	₽ 4,991
MTS PJSC Notes due 2031
BORROWINGS
Interest rate	7.50%
Total notes	₽ 891	1,080
MTS PJSC Notes due 2020
BORROWINGS
Interest rate	7.90%
Total notes	₽ 40	40
Other
BORROWINGS
Total notes	₽ 12	₽ 12